Trade Receivables (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 34,259	$ 135,962
Trade receivables	30,337	156,243
Impaired and an allowance for credit losses	8,948	58,488
Trade receivables, gross amount	43,207	194,450	$ 103,300
Allowance for credit losses			10,705
Trade receivables due from customer, net of allowance	34,259	135,962	$ 92,595
Proceeds from risk mitigation assets		39,149
Risk mitigation assets credited to profit or loss through a recovery of credit losses		35,121
Net trade receivables due from customer and affiliates	21,375
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables due from customer, net of allowance	$ 11,352	$ 25,949